Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Mar. 11, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Investor A and Institutional Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1,2,3]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[4]	0.09%	0.09%
Administration Fees[3]	0.09%	0.09%
Independent Expenses[4]	–	–
Total Annual Fund Operating Expenses	0.35%	0.10%
Fee Waivers and/or Expense Reimbursements[2,4]	–	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%	0.10%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fees have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$36	$113	$197	$443
Institutional Shares	$10	$32	$56	$128

The fee tables and expense examples in the section of the Investor C1 Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor C1 Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor C1 Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses[4]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	1.00%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 21, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$102	$318	$552	$1,225

The fee tables and expense examples in the section of the Service Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Service Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses[4]	0.06%
Administration Fee[3]	0.06%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.22%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.22%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$23	$71	$124	$280

The fee tables and expense examples in the section of the Class K Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4]	0.02%
Administration Fee[3]	0.02%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.03%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.03%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$3	$10	$17	$39

The fee tables and expense examples in the section of the Investor P Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor P Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 12 of the Fund’s prospectus and in the “Purchase of Shares” section on page 72 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor P Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[4,5]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4,5]	–
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 22, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

[5]	Independent Expenses are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$559	$632	$711	$945

Investor A, Institutional | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Investor A and Institutional Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor A and Institutional Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor A Shares	Institutional Shares
Management Fee[1,2,3]	0.01%	0.01%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses[4]	0.09%	0.09%
Administration Fees[3]	0.09%	0.09%
Independent Expenses[4]	–	–
Total Annual Fund Operating Expenses	0.35%	0.10%
Fee Waivers and/or Expense Reimbursements[2,4]	–	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%	0.10%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 26, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fees have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$36	$113	$197	$443
Institutional Shares	$10	$32	$56	$128

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Administration Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor A, Institutional | iShares S&P 500 Index Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.09%	[2],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.35%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
Investor A, Institutional | iShares S&P 500 Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[1],[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.09%	[2],[3]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.10%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
Investor C1 | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Investor C1 Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor C1 Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor C1 Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.90%
Other Expenses[4]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	1.00%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	1.00%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 21, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor C1 Shares	$102	$318	$552	$1,225

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor C1 Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Administration Fee have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor C1 | iShares S&P 500 Index Fund | Investor C1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[5],[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.09%	[3],[6]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[3],[4],[5]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
Service | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Service Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Service Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Service Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses[4]	0.06%
Administration Fee[3]	0.06%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.22%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.22%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$23	$71	$124	$280

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Administration Fee have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Service | iShares S&P 500 Index Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[6],[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.06%	[3],[6]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3],[4],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%	[3],[4],[7]
1 Year	rr_ExpenseExampleYear01	$ 23
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	124
10 Years	rr_ExpenseExampleYear10	$ 280
Class K | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Class K Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Class K Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Class K Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[4]	0.02%
Administration Fee[3]	0.02%
Independent Expenses[4]	–
Total Annual Fund Operating Expenses	0.03%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.03%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 20, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$3	$10	$17	$39

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Administration Fee have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class K | iShares S&P 500 Index Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[6],[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.02%	[3],[6]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3],[4],[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.03%	[3],[4],[7]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Investor P | iShares S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares S&P 500 Index Fund

(the “Fund”)

Supplement dated March 11, 2019

to the Summary Prospectuses, Prospectuses and Statements of Additional Information (each, an “SAI” and together, the “SAIs”) of the Fund, as supplemented to date

Effective on or about July 1, 2019, the Fund’s Summary Prospectuses, Prospectuses and SAIs are amended as follows:

The fee tables and expense examples in the section of the Investor P Shares Summary Prospectus entitled “Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” and the section of the Investor P Shares Prospectus entitled “Fund Overview—Key Facts About iShares S&P 500 Index Fund—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 12 of the Fund’s prospectus and in the “Purchase of Shares” section on page 72 of Part II of the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)	Investor P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Investor P Shares
Management Fee[1,2,3]	0.01%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses[4,5]	0.09%
Administration Fee[3]	0.09%
Independent Expenses[4,5]	–
Total Annual Fund Operating Expenses	0.35%
Fee Waivers and/or Expense Reimbursements[2,4]	–
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,4]	0.35%

[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 22, BlackRock Fund Advisors (“BFA”), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.

[3]	The Management Fee and Administration Fee have been restated to reflect current fees.

[4]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.

[5]	Independent Expenses are based on estimated amounts for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor P Shares	$559	$632	$711	$945

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor P Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your Financial Intermediary (as defined below) and in the “Details About the Share Class” section on page 12 of the Fund’s prospectus and in the “Purchase of Shares” section on page 72 of Part II of the Fund’s Statement of Additional Information (the “SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Independent Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Administration Fee have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor P | iShares S&P 500 Index Fund | Investor P Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price of redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.01%	[3],[6],[8]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.09%	[3],[6]
Independent Expenses	rr_Component2OtherExpensesOverAssets		[3],[4],[9]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[3],[4],[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[3],[4],[8]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.35%	[3],[4],[8]
1 Year	rr_ExpenseExampleYear01	$ 559
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	$ 945

[1]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 26, BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	The Management Fee and Administration Fees have been restated to reflect current fees.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of S&P 500 Index Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). Management fees are paid by the Master Portfolio.
[4]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC ("BAL"), the administrator for the Fund, and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2021. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2021 without the consent of the Boards of Trustees of the Trust and of MIP.
[5]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 21, BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[6]	The Management Fee and Administration Fee have been restated to reflect current fees.
[7]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 20, BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[8]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 22, BlackRock Fund Advisors ("BFA"), the investment adviser for the Master Portfolio, has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through April 30, 2021. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[9]	Independent Expenses are based on estimated amounts for the current fiscal year.